Significant Transactions	6 Months Ended
Jun. 30, 2012
Significant Transactions [Abstract]
Significant Transactions
3.  Significant Transactions

July 2012 Private Placement of Convertible Notes

On July 2, 2012, the Company entered into a private placement transaction (the "July 2012 Private Placement") for $12 million in principal amount of senior convertible notes due on September 1, 2013.  The notes will be convertible at any time at the option of the holders, into shares of the Company's common stock at a conversion price of $0.352 per share.  In the event that the Company issues or sells shares of the Company's common stock for a price per share that is less than the conversion price then in effect, the conversion price then in effect will be decreased to such lower price, subject to customary exceptions.  The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012.  Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof.  If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period").  The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.

As a part of the July 2012 Private Placement, the Company issued warrants to purchase 18,750,000 shares of the Company's common stock at an exercise price of $0.384 per share, and such warrants will be first exercisable within six months of the issuance date thereof.  In the event that the Company issues or sells shares of the Company's common stock at a price per share that is less than the exercise price then in effect, the exercise price of the warrants will be reduced based on a weighted-average formula. In addition, on the two year anniversary of the issuance date, the then applicable exercise price may be reset to equal the lesser of (i) the then current exercise price or (ii) 87.5% of the arithmetic average of the ten lowest weighted average prices of the common stock during the twenty trading day period ending two trading days immediately preceding the reset date.  All of the warrants will expire on July 2, 2017.

June 2012 Transaction with Visser Precision Cast, LLC

On June 1, 2012, the Company entered into a master transaction agreement (the "Visser MTA Agreement") with Visser Precision Cast, LLC ("Visser") relating to a strategic transaction for manufacturing services and financing.

Under the manufacturing sublicense component of the Visser MTA Agreement, the Company has agreed to engage Visser as a perpetual, exclusive manufacturer of non-consumer electronic products and to not, directly or indirectly, conduct manufacturing operations, subcontract for the manufacture of products or components or grant a license to any other party to conduct manufacturing operations, except for certain limited exceptions.  Further, the Company has agreed to sublicense to Visser, on a fully-paid up, royalty-free, irrevocable, perpetual, worldwide basis, all intellectual property rights held by the Company.  In addition, Visser has a right of first refusal over any proposed transfer by the Company of its technology pursuant to any license, sublicense, sale or other transfer, other than a license to a machine or alloy vendor.

Under the financing component of the Visser MTA Agreement, the Company issued and sold to Visser in a private placement transaction (i) 30,000,000 shares of common stock at a purchase price of $0.10 per share resulting in proceeds of $3,000, (ii) warrants to purchase 15,000,000 shares of common stock at an exercise price of $0.22 per share and expiring on June 1, 2017 and (iii) a secured convertible promissory note (the "Promissory Note") in the aggregate principal amount of up to $2,000 which is convertible into shares of common stock at a conversion rate of $0.22 per share.  Pursuant to the terms of the Promissory Note, the Company may request an advance of up to $1,000 on September 15, 2012 and an additional advance of up to $1,000 on November 15, 2012.  However, we will not have the ability to request such an advance while the convertible notes issued in the July 2012 Private Placement are still outstanding, and we anticipate that such notes will remain outstanding through the deadlines for requesting any advance  The Promissory Note will rank senior to all other indebtedness of the Company, other than any outstanding indebtedness to Apple, Inc., and is secured by all the assets of the Company.  The Promissory Note will bear interest at the rate of 6% per annum and is due and payable on September 15, 2015, if not sooner repaid or converted.  All of the shares of common stock issued and issuable upon exercise or conversion of the warrants and the Promissory Note are subject to a lock-up period through December 31, 2016.

In connection with the Visser MTA Agreement, the Company performed a valuation analysis of the manufacturing service and financing components of the MTA Agreement as part of the bundled contract. The Company has assessed and determined that the values of the manufacturing component and sublicense component were immaterial. Further, the Company's weighted average market stock price was approximately $0.31 per share at the time of share issuances to Visser. As the actual share purchase price related to the financing component of the Visser MTA Agreement was $0.10 per share, the $0.21 per share difference was treated as manufacturing contract costs and $6,300 was expensed as operating expenses.

The warrants issued in conjunction with the Visser MTA Agreement were valued at $4,260 under the Black Scholes valuation model with the following assumptions; i) expected life of 5 years, ii) volatility of 151%, iii) risk-free interest rate of 0.65%, and iv) dividend rate of 0. The warrants contain certain anti-dilution and exercise price reset provisions which results in liability accounting under FASB ASC 815. As of June 30, 2012, the Company recorded expense of $174 in relation to the change in fair value of the warrant liability. In relation to the financing cost component related to the Visser transaction, the Company performed a prorated allocation of the fair value of the warrants on the convertible promissory note and the common stock based on their relative fair values. The Company capitalized deferred financing costs in relation to the convertible promissory note totaling $1,355  and offsest additional paid in capital for $2,905 in relation to the warrants. The Company assessed the value of the deferred financing costs as of the quarter ended June 30, 2012 and determined that the value was impaired due to the limitations on the Company's ability to request for advances as discussed above. Therefore, the Company has expensed the deferred financing costs totaling $1,355 as of the quarter ended June 30, 2012.

Other Significant Transactions

On January 17, 2012, February 27, 2012, March 28, 2012 and April 25, 2012, the Company issued 8% unsecured, bridge promissory notes to Visser that were due upon demand in the amounts of $200, $200, $350 and $300, respectively.  The aggregate principal amount of $1,050 and accrued interest under the bridge promissory notes were all paid off on June 1, 2012 by utilizing a portion of the proceeds received under the financing component of the Visser MTA Agreement.

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC") entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and third-party investors for an aggregate purchase price of $3 million (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and the C3 Entities, agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently, the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results and previous results of operations are reclassified as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President and Board member, continues to serve as a member of LMC's board of directors.

In connection with the LMC Investment, the Company entered into a Second Amended and Restated Operating Agreement with LMC and other members of LMC, and the Company also entered into a Second Amended and Restated License and Technical Support Agreement with LMC terminating certain technology cross-licenses between LMC and the Company and continuing LMC's right to use the Liquidmetal trademark in connection with LMC's business.

On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell the Company's former Korean subsidiary and manufacturing facility, Liquidmetal Technologies Korea ("LMTK") which was discontinued in November 2010.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The previous results of operations of LMTK have been included as discontinued operations in the Company's consolidated financial statements, and as a result of the transaction, the Company will no longer consolidate LMTK's financial results into the Company's consolidated financial statements.

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, a former Chief Executive Officer and Chairman of the Company, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet.  The results of operations of AMM are included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss (see Note 11).

On August 6, 2010, SAGA, SpA in Padova, Italy ("SAGA"), a specialist parts manufacturer, filed a litigation case against the Company claiming damages of $3.2 million for payment on an alleged loan and for alleged breach of contract in connection with the formation of joint venture agreement called Liquidmetal SAGA Italy, Srl ("LSI").  On April 6, 2011 (the "Effective Date"), the Company entered into a Settlement and Equity Interest Purchase Agreement with SAGA pursuant to which (i) the joint venture between the Company and SAGA was terminated, (ii) the Company and SAGA both agreed to cause certain pending legal action against each other to be dismissed with prejudice, (iii) the Company paid SAGA $2.8 million in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock in exchange for SAGA's equity interest in LSI, and (iv) the Liquidmetal technology license to LSI was terminated (see Note 10).

The number of Shares issued to SAGA on the Effective Date was based on the 30 day trailing, volume weighted average price of the Company's stock as of the Effective Date.  An additional provision of the SAGA Settlement and Equity Interest Purchase Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Effective Date of the settlement.  On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 bearing interest of 8% per annum to account for the decrease in the market price of the Company's common stock.  On July 11, 2012, the Company paid $1,743 to SAGA and paid off all amounts owed under the SAGA promissory note.

On August 5, 2010, the Company entered into a license transaction with Apple Inc. ("Apple") pursuant to which (i) the Company contributed substantially all of its intellectual property assets to a newly organized special-purpose, wholly-owned subsidiary, called Crucible Intellectual Property, LLC ("CIP"), (ii) CIP granted to Apple a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in the field of consumer electronic products, as defined in the license agreement, in exchange for a license fee, and (iii) CIP granted back to the Company a perpetual, worldwide, fully-paid, exclusive license to commercialize such intellectual property in all other fields of use.  Additionally, in connection with the license transaction, Apple required the Company to complete a statement of work related to the exchange of Liquidmetal intellectual property information.  The Company recognized a portion of the one-time license fee upon receipt of the initial payment and completion of the foregoing requirements under the license transaction.  The remaining portion of the one-time license fee was recognized at the completion of the required statement of work.

Under the agreements relating to the license transaction with Apple, the Company was obligated to contribute all intellectual property that it developed through February 2012 (and subsequently amended to extend through February 2014) to CIP.  In addition, the Company is obligated to refrain from encumbering any assets subject to the Apple security interest through August 2012 and is obligated to refrain from granting any security in its interest in CIP at any time.  The Company is also obligated to maintain certain limited liability company formalities with respect to CIP at all times after the closing of the license transaction.  If the Company is unable to comply with these obligations, Apple may be entitled to foreclose on such assets.  The Company is in compliance with these obligations as of June 30, 2012.